Employee Future Benefits - Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 154	$ 152
Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	12
Defined benefit plans | Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	57	59
Defined benefit plans | Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	12
Defined contribution plans | Pension plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	97	93
Defined contribution plans | Retiree welfare plans
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 0	$ 0